Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of net deferred tax assets
The net deferred income tax asset balance related to the following (in thousands):

	Year Ended December 31,
	2020	2019
Deferred tax assets
Stock compensation	$64	$12
Accruals and other	4,151	1,060
Debt discount	483	—
Royalty liability	2,272	—
Net operating loss carryforwards	51,918	44,641
Tax credits	6,774	6,774

Total deferred tax assets	65,662	52,487
Less: valuation allowance	(65,662)	(52,487)

Deferred tax assets, net	$—	$—

Schedule of federal income tax rate to the Company's effective tax rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2020		2019
Income at U.S. statutory rate	$912	21.00%	$(8,746)	21.00%
State taxes, net of federal benefit	(1,583)	-36.45%	(1,171)	2.81%
Change in fair value	(14,047)	-323.39%	—	0.00%
Interest expense	1,410	32.46%	5,009	-12.03%
Stock compensation	127	2.93%	1,139	-2.73%
Permanent differences	6	0.13%	3	-0.01%
Valuation allowance	13,175	303.32%	3,561	-8.55%
Other	—	0.00%	205	-0.49%

	$—	0.00%	$—	0.00%

Schedule of company's valuation allowance
The Company’s valuation allowance for the year ended December 31, 2020 and 2019 is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Valuation allowance at beginning of year	$52,487	$48,926
Increases recorded to income tax provision	13,175	3,561

Valuation allowance at the end of year	$65,662	$52,487